Other income, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other income, net [Abstract]
Government grant and other subsidies	$ 7,154	$ 3,972	$ 1,725
Others, net	2,209	(91)	(106)
Other income, net	$ 9,363	$ 3,881	$ 1,619